CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (2,438,656)	$ (1,001,053)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	0	4,572
Amortization of intangible assets	49,835	49,818
Amortization of debt discount and original issue discount	529,407	98,854
Penalty interest resulted in principal increase	49,250	0
Change in fair value of derivative instruments	461,289	(71,130)
Fair value of options vested	160,628	0
Common stock issued for services	32,400	324,702
Common shares issued for convertible note due date extension	25,500	0
Gain on debt extinguishment	0	43,120
Changes in operating assets and liabilities:
Accounts receivable	5,433	(34,065)
Inventory	(43,852)	(145,724)
Due from related parties	(17,500)	20,018
Due to related parties	91,954	70,672
Prepaid expenses and other current assets	86,911	6,876
Accounts payable	142,487	41,146
Accrued expenses	458,284	2,061
Cash used in operating activities	(406,360)	(590,133)
INVESTING ACTIVITIES:
Payments for intangible assets	(1,575)	(5,705)
Cash Used in Investing Activities	(1,575)	(5,705)
FINANCING ACTIVITIES:
Advance from related party	0	10,000
Proceeds from note payable-related party	0	50,000
Payment on note payable	(3,016)	(14,773)
Proceeds from the issuance of convertible debt	320,000	278,000
Proceeds from sale of common stock for cash	5,000	224,500
Proceeds from note payable	28,500	0
Debt financing costs	0	34,436
Net cash provided by Financing Activities	350,484	582,163
NET CHANGE IN CASH	(57,451)	(13,675)
CASH AT BEGINNING OF PERIOD	67,422	14,386
CASH AT END OF PERIOD	9,971	711
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	1,561	168,788
Income tax paid	0	0
Non-Cash Investing and Financing Activities:
Expense & debt paid by third party on behalf of Company	0	8,000
Original Issue Discount	0	25,000
Common stock to be issued in settlement of related party note	0	871,000
Common stock issued for convertible note payable	424,061	0
Debt discount for new issuances due to derivative feature of convertible note	320,000	279,914
Derivative liability extinguished on conversion	$ 581,878	$ 0